SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

Commission File Number 0-16986

Notification of Late Filing

(Check one):	☒ Form 10-K	☐ Form 11-K	☐ Form 20-F
	☐ Form 10-Q	☐ Form N-SAR

	For period ended:	March 31, 2003

☒    Transition Report on Form 10-K

☐    Transition Report on Form 20-F

☐    Transition Report on Form 11-K

☐    Transition Report on Form 10-Q

☐    Transition Report on Form N-SAR

For the transition period ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: PART III, Items 10, 11, 12 and 13.

PART I

REGISTRANT INFORMATION

Full name of registrant:        ACCLAIM ENTERTAINMENT, INC

Former name if applicable:

Address of principal executive office (Street and Number):        One Acclaim Plaza

City, State and Zip Code:         Glen Cove, NY 11542

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check where appropriate.)

☒	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion, thereof will be filed on or before the fifth calendar day following the prescribed due date, and

☐	(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

Because the registrant received notice yesterday from the Securities and Exchange Commission (the “Commission”) of the Commission’s intention to review the registrant’s Schedule 14A Preliminary Proxy Statement, and since the registrant, pursuant to Rule 12b-23, incorporated by reference the PART III disclosure for its Form 10-KT for the period ended March 31, 2003 from its Preliminary Proxy Statement, pursuant to General Instruction G(3) of the General Instructions to Form 10-K, the registrant must amend its Form 10-KT to now include such PART III disclosure, specifically Items 10, 11, 12 and 13. The registrant is therefore awaiting comments, if any, from the Commission before finalizing PART III, and will thereafter file, within the timeframe set forth in Part II(b) of this Form 12b-25, the amendment to its Form 10-KT to include PART III.

PART IV

OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Gerard F. Agoglia	516	656-5000

(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes	☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes	☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ACCLAIM ENTERTAINMENT, INC.

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 30, 2003	By:	/s/ GERARD F. AGOGLIA

Name: Gerard F. Agoglia
Title: Executive Vice President and Chief Financial Officer